Mortgage Loans at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortgage loans, unpaid principal balance	$ 11,568,222	$ 7,620,014
Premiums paid on mortgage loans	153,628	101,949
Fair value adjustment	14,792	194,552
Mortgage loans at fair value	$ 11,736,642	7,916,515
United Wholesale Mortgage L L C [Member]
Mortgage loans, unpaid principal balance		7,620,014	$ 5,309,394
Premiums paid on mortgage loans		101,949	88,913
Fair value adjustment		194,552	48,003
Mortgage loans at fair value		$ 7,916,515	$ 5,446,310